INTERNATIONAL FINANCING PROGRAMS (Details) $ in Millions	1 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)
Disclosure of detailed information about financial instruments [line items]
Loan amount non-complaint with agreement and subject to payment acceleration			$ 7,167
Foreign Trade Credit Facility Program [member]
Disclosure of detailed information about financial instruments [line items]
Credit facility amount		$ 20,000,000
Global Financial Exchange Program [member]
Disclosure of detailed information about financial instruments [line items]
Credit facility amount		$ 30,000,000
Non-Guaranteed Senior Syndicated Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 80,000,000
Term	3 years
Borrowings, interest rate basis	Libor
Borrowings, adjustment to interest rate basis	3.40%